Right-of-use assets and lease liabilities - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Leases [Line Items]
Right-of-use assets	R$ 173,679	R$ 140,179
Cost
Leases [Line Items]
Right-of-use assets	335,203	245,308
Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(161,524)	(105,129)
Vehicles
Leases [Line Items]
Right-of-use assets	65,492	45,848
Vehicles | Cost
Leases [Line Items]
Right-of-use assets	120,052	74,604
Vehicles | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(54,560)	(28,756)
Buildings
Leases [Line Items]
Right-of-use assets	64,183	64,030
Buildings | Cost
Leases [Line Items]
Right-of-use assets	141,915	124,594
Buildings | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(77,732)	(60,564)
Machinery and equipment
Leases [Line Items]
Right-of-use assets	44,004	30,301
Machinery and equipment | Cost
Leases [Line Items]
Right-of-use assets	73,236	46,110
Machinery and equipment | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	R$ (29,232)	R$ (15,809)